Submission	Jan. 31, 2025
Submission [Line Items]
Central Index Key	0000040545
Registrant Name	GENERAL ELECTRIC COMPANY
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES